Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Organization

Jayud Global Logistics Limited (“Jayud” or the “Company”) was incorporated in the Cayman Islands on June 10, 2022 under the Cayman Islands Companies Act. The Company through its consolidated subsidiaries (collectively, the “Group”) is principally engaged in the freight forwarding and trading based in the People’s Republic of China (“PRC” or “China”).

As of December 31, 2023, the details of the Company’s subsidiaries are as follows. All subsidiaries of the Group are all owned by the Company through equity investment.

Entity	Controlled by	Date of incorporation	Place of incorporation	Percentage of direct ownership	Principal activities
Jayud Global Logistics (Hong Kong) Limited (“JYD HK”)	Jayud	June 24, 2022	Hong Kong	100%	Wholly foreign owned enterprise
Joyed Logistics Services Inc. (“JYD US”)	Jayud	April 25, 2023	U.S.A.	100%	Freight forwarding
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”)	JYD HK	July 23, 2015	PRC	100%	Freight forwarding
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”)	JYD HK	December 31, 2017	Hong Kong	100%	Agent service
HK XINYX Technology Limited (“HK XYX”)	JYD HK	September 6, 2023	Hong Kong	100%	International trading
Shenzhen Jia Yu Da International Logistics Co., Ltd. And its Tianjin Branch, Guangzhou Branch, Qingdao Branch and Ningbo Branch (“JYD SZGJHY”)	JYD WLKJ	June 19, 2011	PRC	100%	Freight forwarding
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”)	JYD WLKJ	September 18, 2009	PRC	100%	International trading
Xuchang Jayud Supply Chain Management Co., Ltd (“JYD XC”)	JYD WLKJ	May 6, 2021	PRC	100%	Freight forwarding
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”)	JYD WLKJ	September 14, 2015	PRC	100%	Customs brokerage
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”)	JYD WLKJ	October 26, 2011	PRC	100%	International trading
Shenzhen Ronghai Tongda Supply Chain Management Co., Ltd (“JYD RHTD”)	JYD XYX	July 31, 2023	PRC	51%	International trading
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”)	JYD WLKJ	April 23, 2014	PRC	100%	Freight forwarding
Sky Pacific Logistics HK Company Limited (“TPYHK”)	JYD HQ	March 2, 2016	Hong Kong	67%	Agent service
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”)	JYD WLKJ	April 1, 2021	PRC	100%	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. And its Nantong Branch, Xiamen Branch, and Danyang Branch (“JYD NJWL”)	JYD WLKJ	February 12, 2018	PRC	100%	Freight forwarding
Shaanxi JiaYuda Supply Chain Management Co., Ltd. (“JYD SXGYL”)	JYD WLKJ	March 27, 2018	PRC	100%	Freight forwarding
Cargo Link Company Limited (“JYD SHWL”)	JYD WLKJ	November 10, 2021	PRC	51%	Freight forwarding
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”)	JYD WLKJ	July 25, 2022	PRC	52%	Warehousing

(b) Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Company incorporated Jayud Global Logistic (Hong Kong) Limited (“JYD HK”) under the laws of Hong Kong, PRC, as its direct wholly-owned subsidiary, on June 24, 2022. In September 2022, JYD HK directly invested in JYD WLKJ as its direct wholly-owned subsidiary and resulted in payment of RMB 35Mil for share purchase from initial shareholders.

Since the Company and its subsidiaries were effectively controlled by the same shareholders immediately before and after the reorganization completed in September 2022, as described above, the reorganization was accounted for as a recapitalization. As a result, the Group’s consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented.

The Company and its subsidiaries resulting from the reorganization have always been under the common control of the same controlling shareholders before and after the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

(c) Changes of non-controlling interests

In October 2021, JYD WLKJ set up JYD SHWL with non-controlling shareholders and obtained 51% equity interest of JYD SHWL. (Note 2(x))

In July 2022, JYD WLKJ set up JYD YCKJ with a non-controlling shareholder and obtained 52% equity interest of JYD YCKJ. (Note 2(x))

In July 2023, JYD XYX set up JYD RHTD with a non-controlling shareholder and obtained 51% equity interest of JYD RHTD. (Note 2(x))